John Hancock
Multi-Index Preservation Portfolios
Quarterly portfolio holdings 11/30/2020

Portfolios' investments
MULTI-INDEX 2065 PRESERVATION PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.4%
Equity - 70.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	19,919	$260,943

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $241,411)		$260,943
UNAFFILIATED INVESTMENT COMPANIES - 24.4%
Exchange-traded funds - 24.4%
Financial Select Sector SPDR Fund	145	4,043
iShares JP Morgan USD Emerging Markets Bond ETF	35	3,999
Vanguard FTSE Emerging Markets ETF	122	5,802
Vanguard Health Care ETF	19	4,098
Vanguard Information Technology ETF	12	4,024
Vanguard Intermediate-Term Corporate Bond ETF	83	8,065
Vanguard Mid-Cap ETF	105	20,966
Vanguard S&P 500 ETF	8	2,661
Vanguard Small-Cap ETF	19	3,456
Vanguard Total Bond Market ETF	329	29,113
Xtrackers USD High Yield Corporate Bond ETF	81	4,011

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $85,799)		$90,238
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
U.S. Government - 5.1%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	7,000	4,618
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	7,000	4,597
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	2,000	1,329
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	7,000	4,470
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	6,000	3,710

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,123)		$18,724
SHORT-TERM INVESTMENTS - 7.9%
Short-term funds - 7.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	29,362	29,362

TOTAL SHORT-TERM INVESTMENTS (Cost $29,362)		$29,362
Total investments (Cost $375,695) - 107.8%		$399,267
Other assets and liabilities, net - (7.8%)		(28,910)
TOTAL NET ASSETS - 100.0%		$370,357
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.2%
Equity - 70.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,518,939	$111,598,102

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $98,184,316)		$111,598,102
MULTI-INDEX 2060 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 23.8%
Exchange-traded funds - 23.8%
Financial Select Sector SPDR Fund	63,957	$1,783,121
iShares JP Morgan USD Emerging Markets Bond ETF	14,253	1,628,405
Vanguard FTSE Emerging Markets ETF	52,384	2,491,383
Vanguard Health Care ETF	8,434	1,818,876
Vanguard Information Technology ETF	5,145	1,725,273
Vanguard Intermediate-Term Corporate Bond ETF	33,819	3,286,192
Vanguard Mid-Cap ETF	45,140	9,013,555
Vanguard S&P 500 ETF	3,776	1,256,049
Vanguard Small-Cap ETF	8,244	1,499,584
Vanguard Total Bond Market ETF	133,129	11,780,587
Xtrackers USD High Yield Corporate Bond ETF	32,908	1,629,604

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $33,998,073)		$37,912,629
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Government - 5.8%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	3,500,000	2,308,950
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	3,515,500	2,308,454
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	834,300	554,189
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	3,609,700	2,305,191
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	2,833,000	1,751,754

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,421,887)		$9,228,538
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	695,842	695,842

TOTAL SHORT-TERM INVESTMENTS (Cost $695,842)		$695,842
Total investments (Cost $141,300,118) - 100.2%		$159,435,111
Other assets and liabilities, net - (0.2%)		(348,026)
TOTAL NET ASSETS - 100.0%		$159,087,085
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.4%
Equity - 70.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,081,567	$236,868,522

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $213,212,936)		$236,868,522
UNAFFILIATED INVESTMENT COMPANIES - 23.6%
Exchange-traded funds - 23.6%
Financial Select Sector SPDR Fund	132,232	3,686,628
iShares JP Morgan USD Emerging Markets Bond ETF	29,612	3,383,171
Vanguard FTSE Emerging Markets ETF	111,330	5,294,855
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Health Care ETF (D)	17,520	$3,778,363
Vanguard Information Technology ETF	10,850	3,638,331
Vanguard Intermediate-Term Corporate Bond ETF (D)	70,261	6,827,261
Vanguard Mid-Cap ETF	95,650	19,099,392
Vanguard S&P 500 ETF	7,952	2,645,153
Vanguard Small-Cap ETF	17,299	3,146,688
Vanguard Total Bond Market ETF	276,578	24,474,387
Xtrackers USD High Yield Corporate Bond ETF	68,368	3,385,583

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $69,478,848)		$79,359,812
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Government - 5.8%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	7,451,400	4,915,689
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	7,483,100	4,913,780
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	1,777,100	1,180,451
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	7,683,500	4,906,762
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	6,031,000	3,729,201

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $17,763,554)		$19,645,883
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.1952% (C)(E)	11,605	116,136
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	1,150,187	1,150,187

TOTAL SHORT-TERM INVESTMENTS (Cost $1,266,327)		$1,266,323
Total investments (Cost $301,721,665) - 100.2%		$337,140,540
Other assets and liabilities, net - (0.2%)		(760,696)
TOTAL NET ASSETS - 100.0%		$336,379,844
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.4%
Equity - 70.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	33,596,744	$440,117,352

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $363,495,320)		$440,117,352
UNAFFILIATED INVESTMENT COMPANIES - 23.6%
Exchange-traded funds - 23.6%
Financial Select Sector SPDR Fund	249,569	6,957,984
iShares JP Morgan USD Emerging Markets Bond ETF	54,785	6,259,186
Vanguard FTSE Emerging Markets ETF	206,417	9,817,193
Vanguard Health Care ETF	32,479	7,004,421
Vanguard Information Technology ETF	19,882	6,667,031
Vanguard Intermediate-Term Corporate Bond ETF	129,989	12,631,031
MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Mid-Cap ETF	177,950	$35,533,056
Vanguard S&P 500 ETF	14,798	4,922,407
Vanguard Small-Cap ETF	32,184	5,854,270
Vanguard Total Bond Market ETF	511,693	45,279,713
Xtrackers USD High Yield Corporate Bond ETF	126,487	6,263,636

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $127,393,299)		$147,189,928
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Government - 5.8%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	13,839,700	9,130,050
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	13,899,100	9,126,849
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	3,300,200	2,192,180
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	14,271,800	9,114,117
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	11,201,000	6,926,012

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,741,044)		$36,489,208
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	2,277,915	2,277,915

TOTAL SHORT-TERM INVESTMENTS (Cost $2,277,915)		$2,277,915
Total investments (Cost $525,907,578) - 100.2%		$626,074,403
Other assets and liabilities, net - (0.2%)		(970,014)
TOTAL NET ASSETS - 100.0%		$625,104,389
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 69.4%
Equity - 69.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	40,947,970	$536,418,407

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $434,633,229)		$536,418,407
UNAFFILIATED INVESTMENT COMPANIES - 24.5%
Exchange-traded funds - 24.5%
Financial Select Sector SPDR Fund	307,639	8,576,975
iShares Global Infrastructure ETF	6,699	288,057
iShares JP Morgan USD Emerging Markets Bond ETF	95,819	10,947,321
iShares MSCI Global Min Vol Factor ETF	37,551	3,575,606
Vanguard Dividend Appreciation ETF	17,436	2,412,445
Vanguard Energy ETF	19,405	966,757
Vanguard FTSE Emerging Markets ETF	214,957	10,223,355
Vanguard Global ex-U.S. Real Estate ETF	5,486	290,264
Vanguard Health Care ETF (D)	40,039	8,634,811
Vanguard Information Technology ETF	25,117	8,422,484
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Corporate Bond ETF	132,435	$12,868,709
Vanguard Materials ETF	3,887	591,679
Vanguard Mid-Cap ETF	205,828	41,099,735
Vanguard Real Estate ETF	10,311	866,124
Vanguard S&P 500 ETF	1,355	450,727
Vanguard Small-Cap ETF	35,411	6,441,261
Vanguard Total Bond Market ETF	630,304	55,775,600
Xtrackers USD High Yield Corporate Bond ETF	348,360	17,250,787

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $158,350,320)		$189,682,697
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Government - 5.8%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	17,079,400	11,267,281
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	17,152,000	11,262,867
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	4,073,200	2,705,650
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	17,612,900	11,247,778
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	13,823,000	8,547,296

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,424,491)		$45,030,872
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 0.1952% (C)(E)	696,064	6,965,647
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	2,898,779	2,898,779

TOTAL SHORT-TERM INVESTMENTS (Cost $9,856,856)		$9,864,426
Total investments (Cost $643,264,896) - 101.0%		$780,996,402
Other assets and liabilities, net - (1.0%)		(7,991,618)
TOTAL NET ASSETS - 100.0%		$773,004,784
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 65.4%
Equity - 65.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	46,579,126	$610,186,556

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $485,257,668)		$610,186,556
UNAFFILIATED INVESTMENT COMPANIES - 28.5%
Exchange-traded funds - 28.5%
Financial Select Sector SPDR Fund	339,647	9,469,358
iShares Global Infrastructure ETF	11,394	489,942
iShares JP Morgan USD Emerging Markets Bond ETF	185,945	21,244,216
iShares MSCI Global Min Vol Factor ETF	73,251	6,974,960
Vanguard Dividend Appreciation ETF	34,018	4,706,730
Vanguard Energy ETF	34,631	1,725,316
MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard FTSE Emerging Markets ETF	128,821	$6,126,727
Vanguard Global ex-U.S. Real Estate ETF	9,343	494,338
Vanguard Health Care ETF	45,952	9,910,008
Vanguard Information Technology ETF	27,471	9,211,850
Vanguard Intermediate-Term Corporate Bond ETF	168,576	16,380,530
Vanguard Materials ETF	6,587	1,002,673
Vanguard Mid-Cap ETF	202,145	40,364,314
Vanguard Real Estate ETF	17,547	1,473,948
Vanguard S&P 500 ETF	25,565	8,503,942
Vanguard Small-Cap ETF	28,685	5,217,802
Vanguard Total Bond Market ETF	1,069,204	94,613,862
Xtrackers USD High Yield Corporate Bond ETF	561,226	27,791,913

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $227,964,563)		$265,702,429
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Government - 5.8%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	20,632,900	13,611,525
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	20,720,900	13,606,386
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	4,920,100	3,268,209
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	21,277,500	13,588,029
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	16,699,000	10,325,638

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $48,710,728)		$54,399,787
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	3,461,838	3,461,838

TOTAL SHORT-TERM INVESTMENTS (Cost $3,461,838)		$3,461,838
Total investments (Cost $765,394,797) - 100.1%		$933,750,610
Other assets and liabilities, net - (0.1%)		(615,728)
TOTAL NET ASSETS - 100.0%		$933,134,882
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.7%
Equity - 58.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	51,956,546	$680,630,750

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $525,680,813)		$680,630,750
UNAFFILIATED INVESTMENT COMPANIES - 35.1%
Exchange-traded funds - 35.1%
Financial Select Sector SPDR Fund	386,270	10,769,208
iShares Global Infrastructure ETF	18,288	786,384
iShares JP Morgan USD Emerging Markets Bond ETF	316,670	36,179,548
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
iShares MSCI Global Min Vol Factor ETF	125,199	$11,921,449
Vanguard Dividend Appreciation ETF	58,424	8,083,545
Vanguard Energy ETF	55,631	2,771,536
Vanguard Global ex-U.S. Real Estate ETF	14,966	791,851
Vanguard Health Care ETF	54,449	11,742,471
Vanguard Information Technology ETF	31,603	10,597,434
Vanguard Intermediate-Term Corporate Bond ETF	534,104	51,898,886
Vanguard Materials ETF	10,551	1,606,073
Vanguard Mid-Cap ETF	169,208	33,787,453
Vanguard Real Estate ETF	28,108	2,361,072
Vanguard S&P 500 ETF	48,072	15,990,670
Vanguard Small-Cap ETF	27,768	5,050,999
Vanguard Total Bond Market ETF	1,759,340	155,683,997
Xtrackers USD High Yield Corporate Bond ETF	928,561	45,982,341

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $356,866,492)		$406,004,917
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Government - 5.8%
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	25,627,000	16,906,132
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	25,736,800	16,900,079
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	6,112,300	4,060,136
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	26,428,800	16,877,702
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	20,741,000	12,824,963

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $60,383,616)		$67,569,012
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	4,383,609	4,383,609

TOTAL SHORT-TERM INVESTMENTS (Cost $4,383,609)		$4,383,609
Total investments (Cost $947,314,530) - 100.0%		$1,158,588,288
Other assets and liabilities, net - 0.0%		249,642
TOTAL NET ASSETS - 100.0%		$1,158,837,930
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.4%
Equity - 43.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	42,704,139	$559,424,220

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $421,579,317)		$559,424,220
UNAFFILIATED INVESTMENT COMPANIES - 50.4%
Exchange-traded funds - 50.4%
Financial Select Sector SPDR Fund	383,112	10,681,163
Invesco Senior Loan ETF	259,811	5,718,440
MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
iShares Global Infrastructure ETF	25,214	$1,084,202
iShares JP Morgan USD Emerging Markets Bond ETF	449,863	51,396,848
iShares MSCI Global Min Vol Factor ETF	179,059	17,049,998
SPDR Portfolio Short Term Corporate Bond ETF	101,405	3,186,145
Vanguard Dividend Appreciation ETF	83,625	11,570,355
Vanguard Energy ETF	76,880	3,830,162
Vanguard FTSE Developed Markets ETF	203,326	9,167,969
Vanguard Global ex-U.S. Real Estate ETF	20,636	1,091,851
Vanguard Health Care ETF (D)	56,699	12,227,706
Vanguard Information Technology ETF	32,188	10,793,602
Vanguard Intermediate-Term Corporate Bond ETF	955,513	92,847,198
Vanguard Materials ETF	14,494	2,206,277
Vanguard Mid-Cap ETF	106,629	21,291,679
Vanguard Real Estate ETF	38,650	3,246,600
Vanguard S&P 500 ETF	79,007	26,280,888
Vanguard Short-Term Corporate Bond ETF	38,321	3,187,158
Vanguard Small-Cap ETF	20,408	3,712,215
Vanguard Total Bond Market ETF	3,374,633	298,621,274
Xtrackers USD High Yield Corporate Bond ETF	1,220,912	60,459,561

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $584,313,450)		$649,651,291
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.9%
U.S. Government - 5.9%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	3,107,470	3,200,735
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	2,120,534	2,242,962
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	903,835	959,595
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	26,308,500	17,355,718
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	26,420,600	17,349,097
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	6,272,800	4,166,749
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	27,131,100	17,326,198
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050	21,292,000	13,165,668

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $67,895,007)		$75,766,722
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 0.1952% (C)(E)	114,056	1,141,382
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	5,208,645	5,208,645

TOTAL SHORT-TERM INVESTMENTS (Cost $6,349,949)		$6,350,027
Total investments (Cost $1,080,137,723) - 100.2%		$1,291,192,260
Other assets and liabilities, net - (0.2%)		(2,674,470)
TOTAL NET ASSETS - 100.0%		$1,288,517,790
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 28.1%
Equity - 28.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,309,747	$318,457,688

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $237,081,446)		$318,457,688
UNAFFILIATED INVESTMENT COMPANIES - 62.9%
Exchange-traded funds - 62.9%
Invesco Senior Loan ETF (D)	1,472,121	32,401,383
iShares Global Infrastructure ETF (D)	26,226	1,127,718
iShares JP Morgan USD Emerging Markets Bond ETF	484,891	55,398,797
iShares MSCI Global Min Vol Factor ETF	204,768	19,498,009
SPDR Portfolio Short Term Corporate Bond ETF	1,317,251	41,388,026
Vanguard Dividend Appreciation ETF (D)	95,450	13,206,462
Vanguard Energy ETF (D)	80,458	4,008,418
Vanguard Global ex-U.S. Real Estate ETF (D)	21,618	1,143,808
Vanguard Intermediate-Term Corporate Bond ETF (D)	1,340,854	130,290,783
Vanguard Materials ETF	14,957	2,276,755
Vanguard Mid-Cap ETF (D)	17,114	3,417,324
Vanguard Real Estate ETF	40,484	3,400,656
Vanguard S&P 500 ETF	74,579	24,807,959
Vanguard Short-Term Corporate Bond ETF	497,794	41,401,527
Vanguard Small-Cap ETF (D)	8,293	1,508,497
Vanguard Total Bond Market ETF	3,113,960	275,554,320
Xtrackers USD High Yield Corporate Bond ETF	1,252,984	62,047,768

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $658,693,579)		$712,878,210
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	34,038,294	35,059,886
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	23,228,873	24,569,977
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	9,908,935	10,520,244
U.S. Treasury STRIPS, PO, 1.577%, 02/15/2047	10,620,300	7,006,212
U.S. Treasury STRIPS, PO, 1.579%, 05/15/2047	10,665,800	7,003,701
U.S. Treasury STRIPS, PO, 1.581%, 08/15/2046	2,530,900	1,681,167
U.S. Treasury STRIPS, PO, 1.594%, 11/15/2048	10,952,200	6,994,187
U.S. Treasury STRIPS, PO, 1.622%, 05/15/2050 (D)	8,595,000	5,314,621

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $92,898,155)		$98,149,995
SHORT-TERM INVESTMENTS - 5.4%
Short-term funds - 5.4%
John Hancock Collateral Trust, 0.1952% (C)(E)	5,503,852	55,078,144
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	5,841,979	5,841,979
MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $60,922,120)	$60,920,123
Total investments (Cost $1,049,595,300) - 105.1%	$1,190,406,016
Other assets and liabilities, net - (5.1%)	(57,286,573)
TOTAL NET ASSETS - 100.0%	$1,133,119,443
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 11-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 7.6%
Equity - 7.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,590,005	$60,129,068

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $43,696,944)		$60,129,068
UNAFFILIATED INVESTMENT COMPANIES - 80.1%
Exchange-traded funds - 80.1%
Invesco Senior Loan ETF (D)	1,806,741	39,766,369
iShares Global Infrastructure ETF	20,906	898,958
iShares JP Morgan USD Emerging Markets Bond ETF	395,898	45,231,347
iShares MSCI Global Min Vol Factor ETF	192,491	18,328,993
SPDR Portfolio Short Term Corporate Bond ETF	1,628,553	51,169,135
Vanguard Dividend Appreciation ETF	59,700	8,260,092
Vanguard Energy ETF	66,666	3,321,300
Vanguard Global ex-U.S. Real Estate ETF	17,037	901,428
Vanguard Intermediate-Term Corporate Bond ETF	1,548,957	150,512,152
Vanguard Materials ETF	11,919	1,814,310
Vanguard Real Estate ETF	32,419	2,723,196
Vanguard S&P 500 ETF	58,036	19,305,095
Vanguard Short-Term Corporate Bond ETF	615,815	51,217,334
Vanguard Total Bond Market ETF	2,141,582	189,508,591
Xtrackers USD High Yield Corporate Bond ETF	993,527	49,199,456

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $589,608,927)		$632,157,756
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.0%
U.S. Government - 12.0%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023 (D)	45,948,816	47,327,879
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024 (D)	31,359,926	33,170,472
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	13,377,163	14,202,437

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $91,856,188)		$94,700,788
SHORT-TERM INVESTMENTS - 3.2%
Short-term funds - 3.2%
John Hancock Collateral Trust, 0.1952% (C)(E)	2,272,870	22,745,067
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0153% (C)	2,253,212	2,253,212
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $25,001,547)	$24,998,279
Total investments (Cost $750,163,606) - 102.9%	$811,985,891
Other assets and liabilities, net - (2.9%)	(23,118,577)
TOTAL NET ASSETS - 100.0%	$788,867,314
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 11-30-20.
(D)	All or a portion of this security is on loan as of 11-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	7

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$260,943	$260,943	—	—
Unaffiliated investment companies	90,238	90,238	—	—
U.S. Government and Agency obligations	18,724	—	$18,724	—
Short-term investments	29,362	29,362	—	—
Total investments in securities	$399,267	$380,543	$18,724	—

Multi-Index 2060 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$111,598,102	$111,598,102	—	—
Unaffiliated investment companies	37,912,629	37,912,629	—	—
U.S. Government and Agency obligations	9,228,538	—	$9,228,538	—
Short-term investments	695,842	695,842	—	—
Total investments in securities	$159,435,111	$150,206,573	$9,228,538	—

Multi-Index 2055 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$236,868,522	$236,868,522	—	—
Unaffiliated investment companies	79,359,812	79,359,812	—	—
U.S. Government and Agency obligations	19,645,883	—	$19,645,883	—
8	|

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2055 Preservation Portfolio (continued)
Short-term investments	$1,266,323	$1,266,323	—	—
Total investments in securities	$337,140,540	$317,494,657	$19,645,883	—

Multi-Index 2050 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$440,117,352	$440,117,352	—	—
Unaffiliated investment companies	147,189,928	147,189,928	—	—
U.S. Government and Agency obligations	36,489,208	—	$36,489,208	—
Short-term investments	2,277,915	2,277,915	—	—
Total investments in securities	$626,074,403	$589,585,195	$36,489,208	—

Multi-Index 2045 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$536,418,407	$536,418,407	—	—
Unaffiliated investment companies	189,682,697	189,682,697	—	—
U.S. Government and Agency obligations	45,030,872	—	$45,030,872	—
Short-term investments	9,864,426	9,864,426	—	—
Total investments in securities	$780,996,402	$735,965,530	$45,030,872	—

Multi-Index 2040 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$610,186,556	$610,186,556	—	—
Unaffiliated investment companies	265,702,429	265,702,429	—	—
U.S. Government and Agency obligations	54,399,787	—	$54,399,787	—
Short-term investments	3,461,838	3,461,838	—	—
Total investments in securities	$933,750,610	$879,350,823	$54,399,787	—

Multi-Index 2035 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$680,630,750	$680,630,750	—	—
Unaffiliated investment companies	406,004,917	406,004,917	—	—
U.S. Government and Agency obligations	67,569,012	—	$67,569,012	—
Short-term investments	4,383,609	4,383,609	—	—
Total investments in securities	$1,158,588,288	$1,091,019,276	$67,569,012	—

Multi-Index 2030 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$559,424,220	$559,424,220	—	—
Unaffiliated investment companies	649,651,291	649,651,291	—	—
U.S. Government and Agency obligations	75,766,722	—	$75,766,722	—
Short-term investments	6,350,027	6,350,027	—	—
Total investments in securities	$1,291,192,260	$1,215,425,538	$75,766,722	—

Multi-Index 2025 Preservation Portfolio
Investments in securities:
Assets
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	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2025 Preservation Portfolio (continued)
Affiliated investment companies	$318,457,688	$318,457,688	—	—
Unaffiliated investment companies	712,878,210	712,878,210	—	—
U.S. Government and Agency obligations	98,149,995	—	$98,149,995	—
Short-term investments	60,920,123	60,920,123	—	—
Total investments in securities	$1,190,406,016	$1,092,256,021	$98,149,995	—

Multi-Index Income Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$60,129,068	$60,129,068	—	—
Unaffiliated investment companies	632,157,756	632,157,756	—	—
U.S. Government and Agency obligations	94,700,788	—	$94,700,788	—
Short-term investments	24,998,279	24,998,279	—	—
Total investments in securities	$811,985,891	$717,285,103	$94,700,788	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Preservation Portfolio
Strategic Equity Allocation	19,919	—	$250,630	$(9,334)	$115	$19,532	—	—	$260,943
Multi-Index 2060 Preservation Portfolio
Strategic Equity Allocation	8,518,939	$100,938,223	$5,375,550	$(1,129,750)	$(102,598)	$6,516,677	—	—	$111,598,102
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust	11,605	—	$25,588,719	$(25,472,183)	$(396)	$(4)	$1,260	—	$116,136
Strategic Equity Allocation	18,081,567	$224,931,908	1,940,083	(3,503,604)	(233,797)	13,733,932	—	—	236,868,522
					$(234,193)	$13,733,928	$1,260	—	$236,984,658
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust	—	—	$12,203,905	$(12,203,728)	$(177)	—	$81	—	—
Strategic Equity Allocation	33,596,744	$427,395,461	890,443	(13,214,725)	(162,759)	$25,208,932	—	—	$440,117,352
					$(162,936)	$25,208,932	$81	—	$440,117,352
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust	696,064	$6,697,405	$3,007,440	$(2,736,822)	$(189)	$(2,187)	$7,367	—	$6,965,647
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	40,947,970	$523,292,744	$518,499	$(17,874,320)	$(1,373)	$30,482,857	—	—	$536,418,407
					$(1,562)	$30,480,670	$7,367	—	$543,384,054
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust	—	—	$1,462,000	$(1,461,957)	$(43)	—	$62	—	—
Strategic Equity Allocation	46,579,126	$602,926,766	—	(27,453,969)	201,178	$34,512,581	—	—	$610,186,556
					$201,135	$34,512,581	$62	—	$610,186,556
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust	—	$258,397	$12,293,080	$(12,551,250)	$220	$(447)	$786	—	—
Strategic Equity Allocation	51,956,546	677,823,579	255,640	(36,291,216)	2,184,751	36,657,996	—	—	$680,630,750
					$2,184,971	$36,657,549	$786	—	$680,630,750
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust	114,056	$66,166	$49,215,841	$(48,139,089)	$(1,499)	$(37)	$2,138	—	$1,141,382
Strategic Equity Allocation	42,704,139	571,991,320	—	(44,627,153)	7,075,858	24,984,195	—	—	559,424,220
					$7,074,359	$24,984,158	$2,138	—	$560,565,602
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust	5,503,852	$136,813,298	$458,960,419	$(540,657,901)	$(37,210)	$(462)	$67,356	—	$55,078,144
Strategic Equity Allocation	24,309,747	331,289,458	3,306,504	(34,858,064)	6,615,490	12,104,300	—	—	318,457,688
					$6,578,280	$12,103,838	$67,356	—	$373,535,832
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust	2,272,870	$529,384	$97,243,141	$(75,019,684)	$(3,585)	$(4,189)	$17,240	—	$22,745,067
Strategic Equity Allocation	4,590,005	25,306,158	30,136,851	(7,641,057)	1,128,120	11,198,996	—	—	60,129,068
					$1,124,535	$11,194,807	$17,240	—	$82,874,135
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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